United States
Securities and Exchange Commission
Washington, D.C. 20549
Form 13 F
Form 13F Cover Page


Report for the calendar year or quarter ended:	December 31, 2003

Check here if Amendment [ ]: Amendment Number:
This Amendment (check only one): [ ] is a restatement
				 [ ] adds new holding entries

Institutional investment manager filing this report:

Name:	   John D. and Catherine T. MacArthur Foundation
Address:   140 South Dearborn Street, Suite 1100
	   Chicago, Illinois 60603-5285

Form 13F File Number:  28-05911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		George B. Ptacin
Title:		Director of Finance and Tax
Direct Line:	312-917-0317

Signature, Place and Date of signing:

George B. Ptacin	Chicago, Illinois 60603-5285	Date:01/19/04

Report type (check only one):

[X] 13F Holdings Report (check here if all holdings of the reporting manager are reported in this report)

[ ] 13F Notice (check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary

Report Summary:

Number of other included managers:		0

Form 13F information table entry total:	0016

Form 13F information table value total:	$10,579

List of other included managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report. NONE t_narr_sh

                                                              VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
  AT&T WIRELESS SVCS INC COM     COM              00209A106        4      551 SH       SOLE                    551
  BAXTER INTL INC COM            COM              071813109        0        0 SH       SOLE                      0
  BLOCK H & R INC COM            COM              093671105        0        0 SH       SOLE                      0
  EFJ INC COM                    COM              26843B101       26     4418 SH       SOLE                   4418
  FAMILY DLR STORES INC COM      COM              307000109        0        0 SH       SOLE                      0
  HYBRID NETWORKS INC COM        COM              44860K102        0     5709 SH       SOLE                   5709
  MOTOROLA INC COM               COM              620076109        0        0 SH       SOLE                      0
  NORTHN TR CORP COM             COM              665859104        0        0 SH       SOLE                      0
  PEPSI BOTTLING GROUP INC COM S COM              713409100        0        0 SH       SOLE                      0
  PVTPL PROPERTY BUREAU.COM INC  COM              743459901        0   100000 SH       SOLE                 100000
  PVTPL WILLIAMS CONTROLS INC WT COM              969465996        0    16100 SH       SOLE                  16100
  VIACOM COM CL B                COM              925524308        0        0 SH       SOLE                      0
  VIVUS INC COM                  COM              928551100        0       38 SH       SOLE                     38
  WCI CMNTYS INC COM             COM              92923C104    10516   510225 SH       SOLE                 510225
  WILLIAMS CTLS INC CDT-PFD SER  COM              969465400        2     1915 SH       SOLE                   1915
  WILLIAMS CTLS INC COM          COM              969465103       30    46000 SH       SOLE                  46000
  REPORT SUMMARY               0016 DATA RECORDS               10579         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT IS FILED
